Pledged assets (Tables)	12 Months Ended
Dec. 31, 2021
Pledged assets [Abstract]
Summary of assets pledged as collateral

(a)	Assets pledged as collateral as of December 31, 2020 and 2021 are as follows:

	2020		2021	Reasons for collateral
Securities:
Securities at FVTPL	~~W~~	15,328,573	14,944,525	Customer RP, etc
Securities at FVOCI		4,058,033	3,244,232	Borrowings, Settlement security for Bank of Korea, Borrowing securities, etc
Securities at amortized cost		14,516,567	16,284,795	Borrowings, Settlement security for Bank of Korea, Customer RP, etc

		33,903,173	34,473,552

Deposits at amortized cost		784,626	958,206	Borrowings, etc
Property and Equipment (real estate)		301,098	300,352	Establishing the right to collateral security, etc
Other financial assets		355	—	Performance guarantee, etc

	~~W~~	34,989,252	35,732,110

(*)
The carrying values of assets pledged that the pledgees have the right to sell or re-pledge
regardless of the Group’s default as of December 31, 2020 and 2021 are

~~W~~

11,190,218 million and

~~W~~

11,017,362 million, respectively.

Summary of the fair value of collateral held that the Group has the right to sell or repledge regardless of pledger's default

(b)	The fair value of collateral held that the Group has the right to sell or re-pledge regardless of the pledger’s default as of December 31, 2020 and 2021 are as follows:

	2020			2021
	Assets received as collateral		The fair value of collateral sold or re-provided as collateral	Assets received as collateral	The fair value of collateral sold or re-provided as collateral
Securities	~~W~~	2,871,910	—	2,163,744	—